Goodwill and Acquired Intangible Assets - Changes to Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Oct. 09, 2019
Goodwill [Roll Forward]
Ending balance	$ 966.8
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill	966.8		$ 966.8
DiscoverOrg Holdings
Goodwill [Roll Forward]
Beginning balance	445.7	$ 439.7
Ending balance	966.8	445.7
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill	445.7	445.7
NeverBounce | DiscoverOrg Holdings
Goodwill [Roll Forward]
Acquisition		6.0
Ending balance	6.0
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill	6.0
Acquisition		$ 6.0
ZoomInfo HoldCo | DiscoverOrg Holdings
Goodwill [Roll Forward]
Acquisition	514.8
Acquired Indefinite-lived Intangible Assets [Line Items]
Acquisition	514.8
Komiko
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill				$ 6.3
Komiko | DiscoverOrg Holdings
Goodwill [Roll Forward]
Acquisition	6.3
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill				$ 6.3
Acquisition	$ 6.3